[INVESTORS BANK & TRSUT COMPANY
                              200 CLARENDON STREET
                               BOSTON, MA 02116]



July 2, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: iShares Trust (the "Trust"), File Nos. 333-92935 and 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the prospectuses and statement of additional information for the Funds of the Trust dated July 1, 2004, do not differ from that contained in Post-Effective Amendment No. 31 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on June 28, 2004.

Please address all questions regarding this filing to the undersigned at (617) 937-7804.



Very truly yours,

/s/ Sandra I. Madden

Sandra I. Madden, Esq.